Phantom shares outstanding at the end of the period have the following expiry dates and exercise prices (Details) - Phantom shares [member]	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Outstanding at year end	841,450	932,200
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Exercise Price | € / shares	€ 2.919
Outstanding at year end	4,950	10,450
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Exercise Price | € / shares	€ 3.92
Outstanding at year end	6,000	14,000
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Exercise Price | € / shares	€ 2.71
Outstanding at year end		9,000
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Exercise Price | € / shares	€ 2.85
Outstanding at year end	6,250	32,000
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Exercise Price | € / shares	€ 3.05
Outstanding at year end	134,250	176,750
Later than five years [member]
IfrsStatementLineItems [Line Items]
Exercise Price | € / shares
Outstanding at year end	690,000	690,000